Tax assets and liabilities - Tax benefits not recognized (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	£ 79	£ 89
Losses for which tax benefits have not been recognised	400	400
Trading losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	74	41
Losses for which tax benefits have not been recognised	300	£ 200
Trading losses | Within seven years
Disclosure of deferred tax in statement of financial position and by Group's operations
Losses for which tax benefits have not been recognised	£ 41